Significant Accounting Policies - Schedule of Lease Payments Receivable (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Schedule of Lease Payments Receivable [Abstract]
2026	¥ 10,296
2027	6,835
2028	6,854
2029	6,835
2030	6,835
Thereafter	47,904
Total	¥ 85,559